Goodwill And Intangible Assets (Changes In The Carrying Amount Of Goodwill By Reporting Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Goodwill [Line Items]
As of September 30, beginning	$ 2,133.3	$ 2,128.2
Adjustments		3.3
Foreign currency impact	8.8	1.8
As of September 30, ending	2,277.1	2,133.3
Hardware & Home Improvement [Member]
Goodwill [Line Items]
As of September 30, beginning	702.8	699.5
Foreign currency impact	5.9	3.3
As of September 30, ending	708.7	702.8
Global Pet Supplies [Member]
Goodwill [Line Items]
As of September 30, beginning	299.8	299.6
Foreign currency impact	2.3	0.2
As of September 30, ending	437.1	299.8
Home and Garden [Member]
Goodwill [Line Items]
As of September 30, beginning	196.5	196.5
As of September 30, ending	196.5	196.5
Global Auto Care [Member]
Goodwill [Line Items]
As of September 30, beginning	934.2	932.6
Adjustments		3.3
Foreign currency impact	0.6	(1.7)
As of September 30, ending	934.8	$ 934.2
PetMatrix [Member]
Goodwill [Line Items]
Acquisition	123.8
PetMatrix [Member] | Global Pet Supplies [Member]
Goodwill [Line Items]
Acquisition	123.8
GloFish [Member]
Goodwill [Line Items]
Acquisition	11.2
GloFish [Member] | Global Pet Supplies [Member]
Goodwill [Line Items]
Acquisition	$ 11.2